Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Trading Symbol	COIO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated COIN Monthly ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated COIN Monthly ETF	$30	0.77%
[1]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.77%
Net Assets	$ 156,591
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$156,591
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	91.8%
Money Market Funds	82.2%
Purchased Options	19.2%
Written Options	-14.4%
Cash & Other	-78.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Trading Symbol	MSOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated MSTR Monthly ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF	$29	0.76%
[2]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.76%
Net Assets	$ 300,685
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$300,685
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	92.9%
Money Market Funds	79.7%
Purchased Options	19.1%
Written Options	-14.1%
Cash & Other	-77.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Trading Symbol	NVDO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated NVDA Monthly ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF	$37	0.75%
[3]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 1,376,027
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,376,027
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	94.7%
Money Market Funds	87.6%
Purchased Options	13.3%
Written Options	-8.3%
Cash & Other	-87.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Trading Symbol	PLOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated PLTR Monthly ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF	$34	0.77%
[4]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.77%
Net Assets	$ 417,681
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$417,681
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	100.1%
U.S. Treasury Bills	93.7%
Purchased Options	16.9%
Written Options	-11.9%
Cash & Other	-98.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Trading Symbol	TSLO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated TSLA Monthly ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF	$36	0.76%
[5]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%
Net Assets	$ 1,059,058
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,059,058
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	95.2%
Money Market Funds	90.3%
Purchased Options	12.5%
Written Options	-7.4%
Cash & Other	-90.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf
Leverage Shares 2X Long AAL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AAL Daily ETF
Class Name	Leverage Shares 2X Long AAL Daily ETF
Trading Symbol	AALG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AAL Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long AAL Daily ETF	$32	0.76%
[6]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.76%
Net Assets	$ 4,075,441
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,075,441
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	15.8%
Total Return Swaps	15.2%
Cash & Other	69.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf
Leverage Shares 2X Long ABNB Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ABNB Daily ETF
Class Name	Leverage Shares 2X Long ABNB Daily ETF
Trading Symbol	ABNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ABNB Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-abnb-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-abnb-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2x Long ABNB Daily ETF	$37	0.75%
[7],[8]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[8]
Net Assets	$ 536,518
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$536,518
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	24.3%
Money Market Funds	10.0%
Cash & Other	65.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-abnb-daily-etf
Leverage Shares 2X Long ADBE Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ADBE Daily ETF
Class Name	Leverage Shares 2X Long ADBE Daily ETF
Trading Symbol	ADBG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ADBE Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long ADBE Daily ETF	$28	0.76%
[9]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.76%
Net Assets	$ 37,554,420
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$37,554,420
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.2%
Total Return Swaps	2.6%
Cash & Other	87.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf
Leverage Shares 2X Long ALB Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ALB Daily ETF
Class Name	Leverage Shares 2X Long ALB Daily ETF
Trading Symbol	ALBG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ALB Daily ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-alb-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-alb-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ALB Daily ETF	$32	1.02%
[10],[11]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.02%	[11]
Net Assets	$ 1,534,449
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,534,449
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	13.5%
Money Market Funds	8.2%
Cash & Other	78.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-alb-daily-etf
Leverage Shares 2X Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AMD Daily ETF
Class Name	Leverage Shares 2X Long AMD Daily ETF
Trading Symbol	AMDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AMD Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-amd-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-amd-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long AMD Daily ETF	$49	0.80%
[12]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.80%
Net Assets	$ 24,251,473
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,251,473
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	10.7%
Money Market Funds	3.2%
Cash & Other	86.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-amd-daily-etf
Leverage Shares 2X Long ARM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ARM Daily ETF
Class Name	Leverage Shares 2X Long ARM Daily ETF
Trading Symbol	ARMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ARM Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-arm-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-arm-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long ARM Daily ETF	$42	0.76%
[13]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%
Net Assets	$ 65,539,154
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$65,539,154
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	23.4%
Money Market Funds	9.5%
Cash & Other	67.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-arm-daily-etf
Leverage Shares 2X Long ASML Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ASML Daily ETF
Class Name	Leverage Shares 2X Long ASML Daily ETF
Trading Symbol	ASMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ASML Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-asml-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-asml-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long ASML Daily ETF	$49	0.76%
[14]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.76%
Net Assets	$ 28,838,128
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$28,838,128
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	29.2%
Money Market Funds	12.7%
Cash & Other	58.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-asml-daily-etf
Leverage Shares 2X Long AVGO Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AVGO Daily ETF
Class Name	Leverage Shares 2X Long AVGO Daily ETF
Trading Symbol	AVGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AVGO Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long AVGO Daily ETF	$41	0.79%
[15]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 39,965,716
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$39,965,716
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	21.1%
Money Market Funds	9.0%
Cash & Other	69.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf
Leverage Shares 2X Long AXP Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AXP Daily ETF
Class Name	Leverage Shares 2X Long AXP Daily ETF
Trading Symbol	AXPG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AXP Daily ETF for the period of February 18, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-axp-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-axp-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AXP Daily ETF	$13	0.75%
[16],[17]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.75%	[17]
Net Assets	$ 686,468
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$686,468
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	17.6%
Total Return Swaps	6.9%
Cash & Other	75.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-axp-daily-etf
Leverage Shares 2X Long BA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BA Daily ETF
Class Name	Leverage Shares 2X Long BA Daily ETF
Trading Symbol	BOEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BA Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long BA Daily ETF	$40	0.75%
[18]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 4,618,521
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,618,521
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	22.2%
Money Market Funds	14.2%
Cash & Other	63.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf
Leverage Shares 2X Long BBAI Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BBAI Daily ETF
Class Name	Leverage Shares 2X Long BBAI Daily ETF
Trading Symbol	BAIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BBAI Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long BBAI Daily ETF	$24	0.81%
[19]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.81%
Net Assets	$ 14,670,119
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,670,119
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	5.0%
Total Return Swaps	-1.5%
Cash & Other	96.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf
Leverage Shares 2X Long BE Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BE Daily ETF
Class Name	Leverage Shares 2X Long BE Daily ETF
Trading Symbol	BEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BE Daily ETF for the period of December 15, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-be-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-be-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BE Daily ETF	$100	0.75%
[20],[21]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.75%	[21]
Net Assets	$ 19,782,810
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,782,810
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.3%
Money Market Funds	1.8%
Cash & Other	85.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-be-daily-etf
Leverage Shares 2X Long BIDU Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BIDU Daily ETF
Class Name	Leverage Shares 2X Long BIDU Daily ETF
Trading Symbol	BIDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BIDU Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bidu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bidu-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BIDU Daily ETF	$27	0.75%
[22],[23]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.75%	[23]
Net Assets	$ 1,641,071
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,641,071
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	19.8%
Money Market Funds	10.2%
Cash & Other	70.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bidu-daily-etf
Leverage Shares 2X Long BLSH Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BLSH Daily ETF
Class Name	Leverage Shares 2X Long BLSH Daily ETF
Trading Symbol	BLSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BLSH Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long BLSH Daily ETF	$27	0.77%
[24]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.77%
Net Assets	$ 1,647,838
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,647,838
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	17.2%
Total Return Swaps	-3.3%
Cash & Other	86.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf
Leverage Shares 2X Long BMNR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BMNR Daily ETF
Class Name	Leverage Shares 2X Long BMNR Daily ETF
Trading Symbol	BMNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BMNR Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long BMNR Daily ETF	$22	0.80%
[25]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.80%
Net Assets	$ 34,528,419
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,528,419
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	15.6%
Money Market Funds	6.8%
Cash & Other	77.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf
Leverage Shares 2X Long BULL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BULL Daily ETF
Class Name	Leverage Shares 2X Long BULL Daily ETF
Trading Symbol	BULG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BULL Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long BULL Daily ETF	$26	0.82%
[26]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.82%
Net Assets	$ 7,957,592
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,957,592
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.9%
Total Return Swaps	7.9%
Cash & Other	81.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf
Leverage Shares 2X Long CIFR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CIFR Daily ETF
Class Name	Leverage Shares 2X Long CIFR Daily ETF
Trading Symbol	CIFG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CIFR Daily ETF for the period of December 10, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cifr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cifr-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CIFR Daily ETF	$23	0.75%
[27],[28]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.75%	[28]
Net Assets	$ 2,646,145
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,646,145
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	15.4%
Money Market Funds	6.1%
Cash & Other	78.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cifr-daily-etf
Leverage Shares 2X Long CMG Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CMG Daily ETF
Class Name	Leverage Shares 2X Long CMG Daily ETF
Trading Symbol	CMGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CMG Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cmg-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cmg-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CMG Daily ETF	$35	0.75%
[29],[30]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%	[30]
Net Assets	$ 547,886
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$547,886
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	8.7%
Money Market Funds	8.7%
Cash & Other	82.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cmg-daily-etf
Leverage Shares 2X Long CNC Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CNC Daily ETF
Class Name	Leverage Shares 2X Long CNC Daily ETF
Trading Symbol	CNCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CNC Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cnc-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cnc-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CNC Daily ETF	$36	0.75%
[31],[32]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[32]
Net Assets	$ 845,155
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$845,155
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	13.7%
Total Return Swaps	3.2%
Cash & Other	83.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cnc-daily-etf
Leverage Shares 2X Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long COIN Daily ETF
Class Name	Leverage Shares 2X Long COIN Daily ETF
Trading Symbol	COIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long COIN Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long COIN Daily ETF	$25	0.82%
[33]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.82%
Net Assets	$ 7,638,426
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,638,426
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.0%
Money Market Funds	11.4%
Cash & Other	76.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf
Leverage Shares 2X Long COST Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long COST Daily ETF
Class Name	Leverage Shares 2X Long COST Daily ETF
Trading Symbol	COTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long COST Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long COST Daily ETF	$40	0.75%
[34]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 4,892,173
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,892,173
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.8%
Total Return Swaps	12.3%
Cash & Other	74.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf
Leverage Shares 2X Long CRCL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRCL Daily ETF
Class Name	Leverage Shares 2X Long CRCL Daily ETF
Trading Symbol	CRCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRCL Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long CRCL Daily ETF	$25	0.78%
[35]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.78%
Net Assets	$ 133,814,637
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$133,814,637
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	8.1%
Total Return Swaps	-1.3%
Cash & Other	93.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf
Leverage Shares 2X Long CRM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRM Daily ETF
Class Name	Leverage Shares 2X Long CRM Daily ETF
Trading Symbol	CRMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRM Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long CRM Daily ETF	$26	0.76%
[36]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.76%
Net Assets	$ 30,220,493
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,220,493
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.9%
Total Return Swaps	-3.6%
Cash & Other	91.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf
Leverage Shares 2X Long CRML Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRML Daily ETF
Class Name	Leverage Shares 2X Long CRML Daily ETF
Trading Symbol	CRMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRML Daily ETF for the period of February 9, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crml-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crml-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRML Daily ETF	$17	0.89%
[37],[38]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.89%	[38]
Net Assets	$ 3,213,293
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,213,293
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	22.2%
Money Market Funds	11.2%
Cash & Other	66.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crml-daily-etf
Leverage Shares 2X Long CRWV Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRWV Daily ETF
Class Name	Leverage Shares 2X Long CRWV Daily ETF
Trading Symbol	CRWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRWV Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long CRWV Daily ETF	$27	0.77%
[39]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.77%
Net Assets	$ 141,059,076
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$141,059,076
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	6.2%
Total Return Swaps	3.8%
Cash & Other	90.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf
Leverage Shares 2X Long DNN Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long DNN Daily ETF
Class Name	Leverage Shares 2X Long DNN Daily ETF
Trading Symbol	DNNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long DNN Daily ETF for the period of February 9, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-dnn-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-dnn-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long DNN Daily ETF	$15	0.76%
[40],[41]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.76%	[41]
Net Assets	$ 307,780
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$307,780
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	13.6%
Total Return Swaps	6.9%
Cash & Other	79.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-dnn-daily-etf
Leverage Shares 2X Long DUOL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long DUOL Daily ETF
Class Name	Leverage Shares 2X Long DUOL Daily ETF
Trading Symbol	DUOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long DUOL Daily ETF for the period of December 10, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-duol-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-duol-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long DUOL Daily ETF	$18	0.75%
[42],[43]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.75%	[43]
Net Assets	$ 5,608,736
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,608,736
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	26.1%
Money Market Funds	7.8%
Cash & Other	66.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-duol-daily-etf
Leverage Shares 2X Long FCX Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long FCX Daily ETF
Class Name	Leverage Shares 2X Long FCX Daily ETF
Trading Symbol	FCXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long FCX Daily ETF for the period of February 18, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-fcx-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-fcx-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long FCX Daily ETF	$13	0.76%
[44],[45]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.76%	[45]
Net Assets	$ 1,405,605
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,405,605
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.0%
Total Return Swaps	-8.0%
Cash & Other	98.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-fcx-daily-etf
Leverage Shares 2X Long FIG Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long FIG Daily ETF
Class Name	Leverage Shares 2X Long FIG Daily ETF
Trading Symbol	FIGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long FIG Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long FIG Daily ETF	$21	0.76%
[46]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.76%
Net Assets	$ 9,568,125
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$9,568,125
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	2.2%
Total Return Swaps	-0.4%
Cash & Other	98.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf
Leverage Shares 2X Long FUTU Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long FUTU Daily ETF
Class Name	Leverage Shares 2X Long FUTU Daily ETF
Trading Symbol	FUTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long FUTU Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long FUTU Daily ETF	$29	0.76%
[47]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.76%
Net Assets	$ 7,562,810
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,562,810
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.7%
Total Return Swaps	10.6%
Cash & Other	78.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf
Leverage Shares 2X Long GEMI Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long GEMI Daily ETF
Class Name	Leverage Shares 2X Long GEMI Daily ETF
Trading Symbol	GEMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GEMI Daily ETF for the period of November 4, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-gemi-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-gemi-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GEMI Daily ETF	$19	0.75%
[48],[49]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.75%	[49]
Net Assets	$ 637,354
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$637,354
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	16.7%
Total Return Swaps	11.2%
Cash & Other	72.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-gemi-daily-etf
Leverage Shares 2X Long GEV Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long GEV Daily ETF
Class Name	Leverage Shares 2X Long GEV Daily ETF
Trading Symbol	GEVG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GEV Daily ETF for the period of December 15, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-gev-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-gev-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GEV Daily ETF	$45	0.75%
[50],[51]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.75%	[51]
Net Assets	$ 10,332,052
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,332,052
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	18.4%
Money Market Funds	9.9%
Cash & Other	71.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-gev-daily-etf
Leverage Shares 2X Long GLW Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long GLW Daily ETF
Class Name	Leverage Shares 2X Long GLW Daily ETF
Trading Symbol	GLWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GLW Daily ETF for the period of March 9, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-glw-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-glw-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GLW Daily ETF	$13	0.75%
[52],[53]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.75%	[53]
Net Assets	$ 26,890,468
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$26,890,468
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	13.7%
Money Market Funds	12.8%
Cash & Other	73.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-glw-daily-etf
Leverage Shares 2X Long GLXY Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long GLXY Daily ETF
Class Name	Leverage Shares 2X Long GLXY Daily ETF
Trading Symbol	GLGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GLXY Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long GLXY Daily ETF	$26	0.79%
[54]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.79%
Net Assets	$ 3,848,769
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,848,769
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	33.3%
Money Market Funds	4.5%
Cash & Other	62.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf
Leverage Shares 2X Long GRAB Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long GRAB Daily ETF
Class Name	Leverage Shares 2X Long GRAB Daily ETF
Trading Symbol	GRAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GRAB Daily ETF for the period of December 10, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-grab-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-grab-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GRAB Daily ETF	$22	0.75%
[55],[56]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.75%	[56]
Net Assets	$ 1,252,873
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,252,873
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	9.2%
Total Return Swaps	2.5%
Cash & Other	88.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-grab-daily-etf
Leverage Shares 2X Long HOOD Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long HOOD Daily ETF
Class Name	Leverage Shares 2X Long HOOD Daily ETF
Trading Symbol	HOOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long HOOD Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long HOOD Daily ETF	$28	0.95%
[57]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.95%
Net Assets	$ 64,682,894
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$64,682,894
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.0%
Total Return Swaps	-3.2%
Cash & Other	92.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf
Leverage Shares 2X Long HUT Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long HUT Daily ETF
Class Name	Leverage Shares 2X Long HUT Daily ETF
Trading Symbol	HUTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long HUT Daily ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hut-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hut-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long HUT Daily ETF	$23	0.75%
[58],[59]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.75%	[59]
Net Assets	$ 3,213,274
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,213,274
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	6.5%
Money Market Funds	4.7%
Cash & Other	88.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hut-daily-etf
Leverage Shares 2X Long IREN Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long IREN Daily ETF
Class Name	Leverage Shares 2X Long IREN Daily ETF
Trading Symbol	IREG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long IREN Daily ETF for the period of December 15, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-iren-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-iren-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long IREN Daily ETF	$29	0.75%
[60],[61]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.75%	[61]
Net Assets	$ 10,157,634
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,157,634
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	7.6%
Money Market Funds	2.8%
Cash & Other	89.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-iren-daily-etf
Leverage Shares 2X Long KLAC Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long KLAC Daily ETF
Class Name	Leverage Shares 2X Long KLAC Daily ETF
Trading Symbol	KLAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long KLAC Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-klac-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-klac-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long KLAC Daily ETF	$40	0.75%
[62],[63]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[63]
Net Assets	$ 5,135,269
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,135,269
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.6%
Total Return Swaps	3.5%
Cash & Other	85.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-klac-daily-etf
Leverage Shares 2X Long LAC Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long LAC Daily ETF
Class Name	Leverage Shares 2X Long LAC Daily ETF
Trading Symbol	LACG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long LAC Daily ETF for the period of December 10, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-lac-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-lac-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long LAC Daily ETF	$28	0.75%
[64],[65]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.75%	[65]
Net Assets	$ 1,890,057
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,890,057
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	28.0%
Money Market Funds	6.4%
Cash & Other	65.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-lac-daily-etf
Leverage Shares 2X Long LULU Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long LULU Daily ETF
Class Name	Leverage Shares 2X Long LULU Daily ETF
Trading Symbol	LULG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long LULU Daily ETF for the period of November 4, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-lulu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-lulu-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long LULU Daily ETF	$30	0.75%
[66],[67]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.75%	[67]
Net Assets	$ 4,475,385
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,475,385
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	-3.3%
Cash & Other	103.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-lulu-daily-etf
Leverage Shares 2X Long MP Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long MP Daily ETF
Class Name	Leverage Shares 2X Long MP Daily ETF
Trading Symbol	MPG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long MP Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long MP Daily ETF	$33	0.75%
[68]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%
Net Assets	$ 3,077,761
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,077,761
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	18.6%
Money Market Funds	14.2%
Cash & Other	67.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf
Leverage Shares 2X Long NBIS Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NBIS Daily ETF
Class Name	Leverage Shares 2X Long NBIS Daily ETF
Trading Symbol	NBIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NBIS Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long NBIS Daily ETF	$31	0.75%
[69]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.75%
Net Assets	$ 27,432,352
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,432,352
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	4.3%
Total Return Swaps	0.7%
Cash & Other	95.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf
Leverage Shares 2X Long NEM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NEM Daily ETF
Class Name	Leverage Shares 2X Long NEM Daily ETF
Trading Symbol	NEMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NEM Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nem-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nem-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2x Long NEM Daily ETF	$40	0.75%
[70],[71]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[71]
Net Assets	$ 1,829,197
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,829,197
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	17.2%
Total Return Swaps	12.9%
Cash & Other	69.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nem-daily-etf
Leverage Shares 2X Long NET Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NET Daily ETF
Class Name	Leverage Shares 2X Long NET Daily ETF
Trading Symbol	NETG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NET Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-net-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-net-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NET Daily ETF	$30	0.75%
[72],[73]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.75%	[73]
Net Assets	$ 4,677,365
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,677,365
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.6%
Total Return Swaps	5.2%
Cash & Other	82.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-net-daily-etf
Leverage Shares 2X Long NIO Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NIO Daily ETF
Class Name	Leverage Shares 2X Long NIO Daily ETF
Trading Symbol	NIOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NIO Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nio-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nio-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NIO Daily ETF	$34	0.75%
[74],[75]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%	[75]
Net Assets	$ 3,089,430
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,089,430
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	10.8%
Money Market Funds	5.1%
Cash & Other	84.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nio-daily-etf
Leverage Shares 2X Long NU Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NU Daily ETF
Class Name	Leverage Shares 2X Long NU Daily ETF
Trading Symbol	NUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NU Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nu-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NU Daily ETF	$30	0.76%
[76],[77]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.76%	[77]
Net Assets	$ 496,883
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$496,883
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	9.7%
Total Return Swaps	2.2%
Cash & Other	88.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nu-daily-etf
Leverage Shares 2X Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NVDA Daily ETF
Class Name	Leverage Shares 2X Long NVDA Daily ETF
Trading Symbol	NVDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NVDA Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nvda-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nvda-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long NVDA Daily ETF	$35	0.76%
[78]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.76%
Net Assets	$ 26,858,602
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$26,858,602
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.2%
Total Return Swaps	-3.2%
Cash & Other	92.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nvda-daily-etf
Leverage Shares 2X Long OKTA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long OKTA Daily ETF
Class Name	Leverage Shares 2X Long OKTA Daily ETF
Trading Symbol	OKTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long OKTA Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-okta-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-okta-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long OKTA Daily ETF	$28	0.75%
[79],[80]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.75%	[80]
Net Assets	$ 907,694
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$907,694
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	19.1%
Money Market Funds	6.1%
Cash & Other	74.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-okta-daily-etf
Leverage Shares 2X Long ONDS Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ONDS Daily ETF
Class Name	Leverage Shares 2X Long ONDS Daily ETF
Trading Symbol	ONDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ONDS Daily ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-onds-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-onds-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ONDS Daily ETF	$16	0.75%
[81],[82]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.75%	[82]
Net Assets	$ 14,640,138
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,640,138
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	10.7%
Money Market Funds	7.3%
Cash & Other	82.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-onds-daily-etf
Leverage Shares 2X Long OPEN Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long OPEN Daily ETF
Class Name	Leverage Shares 2X Long OPEN Daily ETF
Trading Symbol	OPEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long OPEN Daily ETF for the period of December 10, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-open-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-open-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long OPEN Daily ETF	$21	0.76%
[83],[84]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.76%	[84]
Net Assets	$ 1,450,860
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,450,860
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.7%
Money Market Funds	10.9%
Cash & Other	76.4%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-open-daily-etf
Leverage Shares 2X Long ORLY Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ORLY Daily ETF
Class Name	Leverage Shares 2X Long ORLY Daily ETF
Trading Symbol	ORLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ORLY Daily ETF for the period of January 14, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-orly-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-orly-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ORLY Daily ETF	$22	0.75%
[85],[86]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.75%	[86]
Net Assets	$ 154,498
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$154,498
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	14.9%
Money Market Funds	12.2%
Cash & Other	72.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-orly-daily-etf
Leverage Shares 2X Long OSCR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long OSCR Daily ETF
Class Name	Leverage Shares 2X Long OSCR Daily ETF
Trading Symbol	OSCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long OSCR Daily ETF for the period of November 4, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-oscr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-oscr-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long OSCR Daily ETF	$33	0.75%
[87],[88]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%	[88]
Net Assets	$ 1,183,979
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,183,979
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	23.2%
Money Market Funds	15.6%
Cash & Other	61.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-oscr-daily-etf
Leverage Shares 2X Long PANW Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PANW Daily ETF
Class Name	Leverage Shares 2X Long PANW Daily ETF
Trading Symbol	PANG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PANW Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long PANW Daily ETF	$29	0.75%
[89]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.75%
Net Assets	$ 5,196,156
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,196,156
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	20.2%
Total Return Swaps	18.8%
Cash & Other	61.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf
Leverage Shares 2X Long PBR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PBR Daily ETF
Class Name	Leverage Shares 2X Long PBR Daily ETF
Trading Symbol	PBRG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PBR Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pbr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pbr-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PBR Daily ETF	$61	0.75%
[90],[91]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.75%	[91]
Net Assets	$ 2,853,806
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,853,806
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	24.4%
Money Market Funds	16.9%
Cash & Other	58.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pbr-daily-etf
Leverage Shares 2X Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PLTR Daily ETF
Class Name	Leverage Shares 2X Long PLTR Daily ETF
Trading Symbol	PLTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PLTR Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long PLTR Daily ETF	$26	0.76%
[92]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.76%
Net Assets	$ 25,610,823
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$25,610,823
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.6%
Total Return Swaps	8.2%
Cash & Other	79.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf
Leverage Shares 2X Long PLUG Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PLUG Daily ETF
Class Name	Leverage Shares 2X Long PLUG Daily ETF
Trading Symbol	PLUL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PLUG Daily ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-plug-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-plug-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PLUG Daily ETF	$27	0.75%
[93],[94]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.75%	[94]
Net Assets	$ 3,355,903
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,355,903
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	40.6%
Total Return Swaps	-11.6%
Cash & Other	71.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-plug-daily-etf
Leverage Shares 2X Long PYPL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PYPL Daily ETF
Class Name	Leverage Shares 2X Long PYPL Daily ETF
Trading Symbol	PYPG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PYPL Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long PYPL Daily ETF	$28	0.77%
[95]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.77%
Net Assets	$ 24,961,163
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,961,163
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	13.8%
Total Return Swaps	10.6%
Cash & Other	75.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf
Leverage Shares 2X Long RTX Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long RTX Daily ETF
Class Name	Leverage Shares 2X Long RTX Daily ETF
Trading Symbol	RTXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long RTX Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long RTX Daily ETF	$35	0.75%
[96]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
Net Assets	$ 4,153,231
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,153,231
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.4%
Total Return Swaps	-4.7%
Cash & Other	94.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf
Leverage Shares 2X Long SATS Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long SATS Daily ETF
Class Name	Leverage Shares 2X Long SATS Daily ETF
Trading Symbol	SATG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SATS Daily ETF for the period of December 15, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-sats-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-sats-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SATS Daily ETF	$31	0.75%
[97],[98]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.75%	[98]
Net Assets	$ 18,224,084
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,224,084
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.2%
Total Return Swaps	8.1%
Cash & Other	80.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-sats-daily-etf
Leverage Shares 2X Long SBUX Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long SBUX Daily ETF
Class Name	Leverage Shares 2X Long SBUX Daily ETF
Trading Symbol	SBU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SBUX Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-sbux-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-sbux-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SBUX Daily ETF	$41	0.75%
[99],[100]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[100]
Net Assets	$ 745,182
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$745,182
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	17.9%
Money Market Funds	14.7%
Cash & Other	67.4%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-sbux-daily-etf
Leverage Shares 2X Long SNAP Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long SNAP Daily ETF
Class Name	Leverage Shares 2X Long SNAP Daily ETF
Trading Symbol	SNAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SNAP Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-snap-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-snap-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SNAP Daily ETF	$23	0.81%
[101],[102]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.81%	[102]
Net Assets	$ 2,790,889
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,790,889
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.2%
Total Return Swaps	10.6%
Cash & Other	77.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-snap-daily-etf
Leverage Shares 2X Long SPOT Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long SPOT Daily ETF
Class Name	Leverage Shares 2X Long SPOT Daily ETF
Trading Symbol	SPOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SPOT Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-spot-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-spot-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SPOT Daily ETF	$24	0.75%
[103],[104]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.75%	[104]
Net Assets	$ 4,133,584
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,133,584
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	9.5%
Total Return Swaps	1.5%
Cash & Other	89.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-spot-daily-etf
Leverage Shares 2X Long TER Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TER Daily ETF
Class Name	Leverage Shares 2X Long TER Daily ETF
Trading Symbol	TERG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TER Daily ETF for the period of November 14, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ter-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ter-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long TER Daily ETF	$69	0.75%
[105],[106]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.75%	[106]
Net Assets	$ 16,022,664
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,022,664
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	17.4%
Money Market Funds	7.3%
Cash & Other	75.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ter-daily-etf
Leverage Shares 2X Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TSLA Daily ETF
Class Name	Leverage Shares 2X Long TSLA Daily ETF
Trading Symbol	TSLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSLA Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsla-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsla-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long TSLA Daily ETF	$34	0.84%
[107]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.84%
Net Assets	$ 43,520,172
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,520,172
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.6%
Total Return Swaps	7.9%
Cash & Other	81.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsla-daily-etf
Leverage Shares 2X Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TSM Daily ETF
Class Name	Leverage Shares 2X Long TSM Daily ETF
Trading Symbol	TSMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSM Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsm-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsm-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long TSM Daily ETF	$48	0.75%
[108]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.75%
Net Assets	$ 24,081,449
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,081,449
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.0%
Total Return Swaps	4.7%
Cash & Other	84.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsm-daily-etf
Leverage Shares 2X Long UEC Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long UEC Daily ETF
Class Name	Leverage Shares 2X Long UEC Daily ETF
Trading Symbol	UECG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UEC Daily ETF for the period of February 9, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-uec-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-uec-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UEC Daily ETF	$14	0.78%
[109],[110]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.78%	[110]
Net Assets	$ 1,559,834
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,559,834
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	15.8%
Money Market Funds	8.5%
Cash & Other	75.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-uec-daily-etf
Leverage Shares 2X Long UNH Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long UNH Daily ETF
Class Name	Leverage Shares 2X Long UNH Daily ETF
Trading Symbol	UNHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UNH Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long UNH Daily ETF	$38	0.76%
[111]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 170,753,042
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$170,753,042
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	23.2%
Money Market Funds	15.4%
Cash & Other	61.4%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf
Leverage Shares 2X Long UPS Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long UPS Daily ETF
Class Name	Leverage Shares 2X Long UPS Daily ETF
Trading Symbol	UPSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UPS Daily ETF for the period of December 10, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ups-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ups-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UPS Daily ETF	$31	0.75%
[112],[113]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.75%	[113]
Net Assets	$ 858,011
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$858,011
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.0%
Money Market Funds	10.5%
Cash & Other	77.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ups-daily-etf
Leverage Shares 2X Long USAR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long USAR Daily ETF
Class Name	Leverage Shares 2X Long USAR Daily ETF
Trading Symbol	USGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long USAR Daily ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-usar-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-usar-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long USAR Daily ETF	$27	0.76%
[114],[115]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.76%	[115]
Net Assets	$ 14,414,292
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,414,292
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	27.0%
Money Market Funds	7.8%
Cash & Other	65.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-usar-daily-etf
Leverage Shares 2X Long UUUU Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long UUUU Daily ETF
Class Name	Leverage Shares 2X Long UUUU Daily ETF
Trading Symbol	UUUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UUUU Daily ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-uuuu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-uuuu-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UUUU Daily ETF	$21	0.75%
[116],[117]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.75%	[117]
Net Assets	$ 17,096,653
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$17,096,653
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	9.3%
Money Market Funds	8.0%
Cash & Other	82.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-uuuu-daily-etf
Leverage Shares 2X Long VALE Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long VALE Daily ETF
Class Name	Leverage Shares 2X Long VALE Daily ETF
Trading Symbol	VALG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long VALE Daily ETF for the period of December 17, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-vale-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-vale-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long VALE Daily ETF	$34	0.75%
[118],[119]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%	[119]
Net Assets	$ 887,548
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$887,548
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	19.9%
Total Return Swaps	13.7%
Cash & Other	66.4%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-vale-daily-etf
Leverage Shares 2X Long World Stock Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long World Stock Daily ETF
Class Name	Leverage Shares 2X Long World Stock Daily ETF
Trading Symbol	WLDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long World Stock Daily ETF for the period of March 9, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-world-stock-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-world-stock-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long World Stock Daily ETF	$11	0.75%
[120],[121]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.75%	[121]
Net Assets	$ 2,542,449
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,542,449
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	20.7%
Total Return Swaps	14.2%
Cash & Other	65.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-world-stock-daily-etf
Leverage Shares 2X Long XPEV Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long XPEV Daily ETF
Class Name	Leverage Shares 2X Long XPEV Daily ETF
Trading Symbol	XPEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long XPEV Daily ETF for the period of January 14, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xpev-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xpev-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long XPEV Daily ETF	$17	0.75%
[122],[123]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.75%	[123]
Net Assets	$ 1,291,887
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,291,887
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	5.1%
Total Return Swaps	1.3%
Cash & Other	93.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xpev-daily-etf
Leverage Shares 2X Long XYZ Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long XYZ Daily ETF
Class Name	Leverage Shares 2X Long XYZ Daily ETF
Trading Symbol	XYZG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long XYZ Daily ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long XYZ Daily ETF	$34	0.80%
[124]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.80%
Net Assets	$ 3,578,006
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,578,006
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	24.3%
Total Return Swaps	14.2%
Cash & Other	61.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf

[1]
*	Percentage shown is annualized.

[2]
*	Percentage shown is annualized.

[3]
*	Percentage shown is annualized.

[4]
*	Percentage shown is annualized.

[5]
*	Percentage shown is annualized.

[6]
*	Percentage shown is annualized.

[7]
**	Percentage shown is annualized.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[9]
*	Percentage shown is annualized.

[10]
**	Percentage shown is annualized.

[11]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[12]
*	Percentage shown is annualized.

[13]
*	Percentage shown is annualized.

[14]
*	Percentage shown is annualized.

[15]
*	Percentage shown is annualized.

[16]
**	Percentage shown is annualized.

[17]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[18]
*	Percentage shown is annualized.

[19]
*	Percentage shown is annualized.

[20]
**	Percentage shown is annualized.

[21]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[22]
**	Percentage shown is annualized.

[23]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[24]
*	Percentage shown is annualized.

[25]
*	Percentage shown is annualized.

[26]
*	Percentage shown is annualized.

[27]
**	Percentage shown is annualized.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[29]
**	Percentage shown is annualized.

[30]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[31]
**	Percentage shown is annualized.

[32]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[33]
*	Percentage shown is annualized.

[34]
*	Percentage shown is annualized.

[35]
*	Percentage shown is annualized.

[36]
*	Percentage shown is annualized.

[37]
**	Percentage shown is annualized.

[38]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[39]
*	Percentage shown is annualized.

[40]
**	Percentage shown is annualized.

[41]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[42]
**	Percentage shown is annualized.

[43]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[44]
**	Percentage shown is annualized.

[45]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[46]
*	Percentage shown is annualized.

[47]
*	Percentage shown is annualized.

[48]
**	Percentage shown is annualized.

[49]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[50]
**	Percentage shown is annualized.

[51]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[52]
**	Percentage shown is annualized.

[53]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[54]
*	Percentage shown is annualized.

[55]
**	Percentage shown is annualized.

[56]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[57]
*	Percentage shown is annualized.

[58]
**	Percentage shown is annualized.

[59]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[60]
**	Percentage shown is annualized.

[61]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[62]
**	Percentage shown is annualized.

[63]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[64]
**	Percentage shown is annualized.

[65]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[66]
**	Percentage shown is annualized.

[67]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[68]
*	Percentage shown is annualized.

[69]
*	Percentage shown is annualized.

[70]
**	Percentage shown is annualized.

[71]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[72]
**	Percentage shown is annualized.

[73]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[74]
**	Percentage shown is annualized.

[75]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[76]
**	Percentage shown is annualized.

[77]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[78]
*	Percentage shown is annualized.

[79]
**	Percentage shown is annualized.

[80]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[81]
**	Percentage shown is annualized.

[82]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[83]
**	Percentage shown is annualized.

[84]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[85]
**	Percentage shown is annualized.

[86]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[87]
**	Percentage shown is annualized.

[88]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[89]
*	Percentage shown is annualized.

[90]
**	Percentage shown is annualized.

[91]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[92]
*	Percentage shown is annualized.

[93]
**	Percentage shown is annualized.

[94]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[95]
*	Percentage shown is annualized.

[96]
*	Percentage shown is annualized.

[97]
**	Percentage shown is annualized.

[98]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[99]
**	Percentage shown is annualized.

[100]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[101]
**	Percentage shown is annualized.

[102]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[103]
**	Percentage shown is annualized.

[104]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[105]
**	Percentage shown is annualized.

[106]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[107]
*	Percentage shown is annualized.

[108]
*	Percentage shown is annualized.

[109]
**	Percentage shown is annualized.

[110]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[111]
*	Percentage shown is annualized.

[112]
**	Percentage shown is annualized.

[113]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[114]
**	Percentage shown is annualized.

[115]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[116]
**	Percentage shown is annualized.

[117]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[118]
**	Percentage shown is annualized.

[119]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[120]
**	Percentage shown is annualized.

[121]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[122]
**	Percentage shown is annualized.

[123]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.

[124]
*	Percentage shown is annualized.